Intangible assets, net - Finite-Lived Intangible Assets Amortization Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 127.6	€ 135.1	€ 133.0
Cost of Sales
Finite-Lived Intangible Assets [Line Items]
Amortization	102.7	105.9	107.8
R&D Costs
Finite-Lived Intangible Assets [Line Items]
Amortization	19.5	18.2	14.5
SG&A
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 5.4	€ 11.0	€ 10.7